Impact of COVID-19 Pandemic	12 Months Ended
Feb. 26, 2022
Impact of COVID-19 Pandemic [Abstract]
Impact of COVID-19 Pandemic
2.	IMPACT OF THE COVID-19 PANDEMIC
In March 2020, the World Health Organization declared the
COVID-19
outbreak a global pandemic. That same month, as a result of the
COVID-19
pandemic, the Company began to temporarily close certain store locations that did not have a health and personal care department, and as of March 23, 2020, all of the Company’s retail stores across the U.S. and Canada were temporarily closed except for most stand-alone buybuy BABY and Harmon stores, subject to state and local regulations. In May 2020, the Company announced a phased approach to re-open
its stores in compliance with relevant government directives, and as of the end of July 2020, nearly all of its stores re-opened.
During portions of Fiscal 2021, a limited number of stores in Canada either closed temporarily or continued to operate under restrictions in compliance with local governmental orders. As of February 26, 2022, all of the Company’s stores were operating without restriction subject to compliance with applicable mask and vaccine requirements.
In the first half of Fiscal 2020, the Company had also suspended its plans for debt reduction and postponed share repurchases, but lifted the debt repurchase suspension in August 2020 and the postponement of share repurchases in October 2020.

Similar to other retailers, the Company also withheld portions of and/or delayed payments to certain of its business partners as the Company negotiated revisions to its payment terms, in order to further maintain liquidity given the temporary store closures (see “Leases,” Note 10).
Further, on March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted in the United States. The CARES Act is an emergency economic aid package to help mitigate the impact of the
COVID-19
pandemic. Among other things, the CARES Act provides certain changes to tax laws, which may impact the Company’s results of operations, financial position and cash flows. The Company is currently implementing certain provisions of the CARES Act such as deferring employer payroll taxes. As of February 27, 2021, the Company had deferred $3.1 million of employer payroll taxes, which were deposited by December 2021. In addition, during Fiscal 2021 and 2020, the Company recorded credits of approximately $7.8 million and $33.3 million, respectively, as an offset to selling, general and administrative expenses as a result of the employee retention credits and rent and property expense support made available under the CARES Act for U.S. employees and under the Canada Emergency Wage Subsidy for Canadian employees and the Canada Emergency Rent Subsidy.
During the Fiscal years ended February 26, 2022 and February 27, 2021, under the CARES Act, the Company recorded income tax benefits of $18.7 million and $152.0 million, respectively, as a result of the Fiscal 2020 and Fiscal 2019 net operating losses that were carried back to prior years during which the federal tax rate was 35%.
The
COVID-19
pandemic materially adversely impacted the Company’s results of operations and cash flows for the fiscal year ended February 27, 2021. Numerous uncertainties continue to surround the pandemic and its ultimate impact on the Company. Further discussion of the risks and uncertainties posed by the
COVID-19
pandemic is disclosed in “Risk Factors” under Part I, Item 1A of this Form
10-K.